Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Cambria Chesapeake Pure Trend ETF
Shareholder Report [Line Items]
Fund Name	Cambria Chesapeake Pure Trend ETF
Class Name	Cambria Chesapeake Pure Trend ETF
Trading Symbol	MFUT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cambria Chesapeake Pure Trend ETF (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cambriafunds.com/mfut. You can also request this information by contacting us at (855) 766-7661 or by writing to the Cambria Chesapeake Pure Trend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(855) 766-7661
Additional Information Website	www.cambriafunds.com/mfut
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Chesapeake Pure Trend ETF	$62	1.17%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%
Net Assets	$ 23,673,000
Holdings Count | Holdings	138
Advisory Fees Paid, Amount	$ 83,080
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Size (Thousands)	$23,673
Number of Holdings	138
Total Advisory Fee	$83,080
Portfolio Turnover Rate	62%

Holdings [Text Block]

Sector breakdown - Investments (% of Total Net Assets)

(Excludes securities sold short and other financial instruments)

Sector breakdown - Securities sold short (% of Total Net Assets) (Excludes other financial instruments)

Other Financial Instruments Security Type (% of Total Net Assets)

Percentages are based on total net assets. Cash Equivalents represent short-term investments and other assets in excess of liabilities. Futures Contracts and Foreign Currency Contracts percentages are based on unrealized appreciated (depreciation).

Largest Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2025)

Top Ten Holdings	(% of total net assets)
First American Government Obligations Fund - Class X, 3.67%	38.2
Cisco Systems, Inc.	2.0
Abbott Laboratories	1.6
Micron Technology, Inc.	1.6
Arch Capital Group Ltd.	1.5
NVIDIA Corp.	1.5
Northrop Grumman Corp.	1.4
Newmont Corp.	1.4
Corteva, Inc.	1.3
Deere & Co.	1.3